Label	Element	Value
Accounting Standards Update 2014-09 [Member] | AOCI Including Portion Attributable to Noncontrolling Interest [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 35,900,000